Employee Benefits - Summary of Expected Future Contribution and Estimated Future Benefit Payments (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of defined benefit plans [abstract]
Expected contribution to the fund during the next twelve months	₨ 3,515	₨ 3,545
Estimated benefit payments from the fund for next twelve months	5,493	3,565
Estimated benefit payments from the fund for year two	4,518	3,218
Estimated benefit payments from the fund for year three	4,134	2,953
Estimated benefit payments from the fund for year four	3,748	2,736
Expected benefit payments from the fund for year five	3,493	2,412
Thereafter	21,690	17,692
Total	₨ 43,076	₨ 32,576